Income Taxes (Operating Loss Carryforwards and Tax Credit Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 321,829
Tax credit carryforwards	8,973
Fiscal Year Ending March 31, 2016 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	3
Tax credit carryforwards	857
Fiscal Year Ending March 31, 2017 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	409
Fiscal Year Ending March 31, 2018 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	25,908
Tax credit carryforwards	89
Fiscal Year Ending March 31, 2019 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	5,242
Tax credit carryforwards	87
Fiscal Year Ending March 31, 2020 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	35,453
Tax credit carryforwards	88
Fiscal Year Ending March 31, 2021 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	8,184
Tax credit carryforwards	68
Fiscal Year Ending March 31, 2022 and Thereafter [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	222,425
Tax credit carryforwards	5,264
No Definite Expiration Date [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	24,614
Tax credit carryforwards	¥ 2,111